Term deposits and cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents [abstract]
Schedule of Cash and cash equivalents

	As at December 31,
	2020	2021
	RMB’million	RMB’million
Cash at bank	11,108	6,591
Term deposits with initial terms within three months	20	—

	11,128	6,591